Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss for the period	$ (657)	$ (1,350)	$ (4,909)	$ (4,734)
Adjustments to reconcile loss for the period to net cash used in operating activities:
Stock based compensation	206	478	1,682	1,330
Depreciation	9	4	17	10
Accrued financial expenses (income)	3	(6)	(3)	(28)
Increase (decrease) in trade and other payables	54	(25)	(25)	12
Decrease (increase) in accounts receivable	27	(1)	6	35
Net cash used in operating activities	(358)	(900)	(3,232)	(3,375)
Cash flows from investing activities
Purchase of property and equipment			(2)	(50)
Increase in long term deposit				(9)
Net cash used in investing activities			(2)	(59)
Cash flows from financing activities
Proceeds from private placement of common stock and warrants.			1,000	3,625
Net cash provided by financing activities			1,000	3,625
Effect of exchange rate changes on cash and cash equivalents	(1)	1	(1)	(4)
Net decrease in cash and cash equivalents	(359)	(899)	(2,235)	187
Cash and cash equivalents as at the beginning of the period	767	3,002	3,002	2,815
Cash and cash equivalents as at the end of the period	$ 408	$ 2,103	767	3,002
Non-cash financing Activities:
Increase in right of use assets against lease liability				155
Increase in right of use assets against long term restricted deposits				$ 19